BUSINESS ACQUISITIONS AND DISPOSALS (Details)	1 Months Ended											1 Months Ended				12 Months Ended												12 Months Ended			12 Months Ended		12 Months Ended			12 Months Ended				1 Months Ended							1 Months Ended						12 Months Ended							12 Months Ended					1 Months Ended		12 Months Ended
	Dec. 31, 2009 USD ($)	Jan. 31, 2009 USD ($)	Dec. 31, 2010 Sistema Telecom RUB	Dec. 31, 2010 Sistema Telecom USD ($)	Dec. 27, 2010 Sistema Telecom RUB	Dec. 27, 2010 Sistema Telecom USD ($)	Dec. 31, 2010 TS-Retail	Jun. 30, 2010 TS-Retail	Aug. 31, 2010 Metro-Telecom	Aug. 27, 2010 Metro-Telecom USD ($)	Aug. 27, 2010 Metro-Telecom RUB	Jul. 31, 2010 Multiregion. USD ($)	Jul. 31, 2010 Multiregion. Acquired customer base USD ($)	Jun. 30, 2010 SWEET-COM USD ($)	Feb. 28, 2005 SWEET-COM	Dec. 31, 2010 Regional fixed line operators acquired in 2010 USD ($)	Dec. 31, 2009 Regional fixed line operators acquired in 2010 USD ($)	Dec. 31, 2010 Regional fixed line operators acquired in 2010 Acquired customer base	Dec. 31, 2010 Regional fixed line operators acquired in 2010 Subscriber base USD ($)	Dec. 31, 2010 Tenzor Telecom USD ($)	Feb. 28, 2010 Tenzor Telecom	Dec. 31, 2010 Penza Telecom USD ($)	Jun. 30, 2010 Penza Telecom	Dec. 31, 2010 Penza Telecom Subscriber base USD ($)	Dec. 31, 2010 NMSK USD ($)	Dec. 31, 2010 NMSK Subscriber base USD ($)	Dec. 31, 2010 Lanck Telecom USD ($)	Dec. 31, 2010 Retail chains USD ($)	Dec. 31, 2009 Retail chains USD ($)	Dec. 31, 2009 Retail chains Brand USD ($)	Dec. 31, 2009 Telefon.ru USD ($)	Feb. 28, 2009 Telefon.ru	Dec. 31, 2009 Eldorado USD ($)	Mar. 31, 2009 Eldorado	Dec. 31, 2009 Eldorado Brand USD ($)	Dec. 31, 2009 Teleforum USD ($)	Oct. 30, 2009 Teleforum	Dec. 31, 2009 Evrotel USD ($)	Dec. 31, 2009 Evrotel Acquired customer base USD ($)	Sep. 30, 2010 Comstar-UTS	Oct. 06, 2010 Comstar-UTS USD ($)	Oct. 06, 2010 Comstar-UTS RUB	Dec. 31, 2009 Comstar-UTS	Oct. 31, 2009 Comstar-UTS USD ($)	Oct. 12, 2009 Comstar-UTS USD ($)	Oct. 12, 2009 Comstar-UTS RUB	Dec. 31, 2009 MGTS USD ($)	Dec. 17, 2009 MGTS RUB	Sep. 30, 2009 Kolorit USD ($)	Sep. 30, 2009 Kolorit Brand USD ($)	Jan. 31, 2009 Dagtelecom acquisition USD ($)	Dec. 31, 2008 Regional fixed line operators acquired in 2008 USD ($)	Dec. 31, 2010 Regional fixed line operators acquired in 2008 Acquired customer base	Dec. 31, 2008 Regional fixed line operators acquired in 2008 Subscriber base USD ($)	Dec. 31, 2008 Interlink Group USD ($)	Jun. 30, 2008 Interlink Group	Dec. 31, 2008 Strategia (Urals Telephone Company "UTC") USD ($)	Jul. 31, 2008 Strategia (Urals Telephone Company "UTC")	Dec. 31, 2008 Strategia (Urals Telephone Company "UTC") Subscriber base USD ($)	Dec. 31, 2008 Stream-TV USD ($)	Dec. 31, 2009 Stream-TV RUB	Dec. 31, 2009 Stream-TV USD ($)	Dec. 31, 2008 Stream-TV RUB	Feb. 28, 2008 MSS USD ($)	Feb. 28, 2008 MSS Acquired customer base USD ($)	Feb. 28, 2008 MSS License costs USD ($)	Dec. 31, 2010 Companies acquired from third parties in 2010 USD ($)	Dec. 31, 2010 Brand
Business acquisitions
Percentage of ownership acquired (as a percent)			100.00%	100.00%					95.00%			100.00%			74.90%						100.00%		100.00%		100.00%		100.00%					100.00%		100.00%			100.00%	100.00%		9.00%			61.97%	50.91%			14.20%		100.00%							100.00%		100.00%						9.00%
Purchase price					11,590,000,000	$ 378,980,000				$ 11,010,000	339,350,000			$ 8,500,000																								$ 90,000,000							$ 1,320,000,000	39,150,000,000					$ 51,300,000											$ 117,200,000	3,544,500,000
Promissory notes previously issued by MTS held by Sistema Telecom on the acquisition date			2,000,000,000	65,500,000
Voting interest of TS-Retail held by Sistema Telecom on the acquisition date (as a percent)			45.00%	45.00%
Cash consideration												123,600,000																																			7,300,000		39,700,000												980,000,000	32,400,000		16,000,000
Total cash paid to SMM for Stream-TV																																																													2,564,500,000	84,800,000
Cash paid to SMM for Stream-TV, first installment payment																																																												81,400,000			2,460,800,000
Cash paid to SMM for Stream-TV, second installment payment																																																													103,300,000	3,400,000
Number of cities in Russian Federation where business has a presence												37
Purchase price allocation
Current assets												46,776,000				6,339,000				711,000		1,076,000			2,486,000		2,066,000		54,399,000		48,979,000		2,467,000			2,953,000		14,300,000											993,000			5,188,000			994,000		4,194,000
Property, plant and equipment																22,306,000				2,191,000		2,407,000			9,264,000		8,444,000																									22,177,000			7,042,000		15,135,000
Non-current assets												46,732,000																	3,971,000		2,315,000		911,000			745,000		67,960,000											11,788,000
Finite-lived intangible assets													76,376,000						39,496,000					15,603,000		23,893,000				374,000					374,000				4,726,000											2,097,000				12,553,000					12,553,000						3,200,000	8,800,000
Goodwill												148,743,000				32,154,000				6,616,000		7,394,000					18,144,000		162,258,000		123,333,000		29,875,000			9,050,000		98,542,000											27,109,000			32,076,000			4,230,000		27,846,000
Current liabilities												(126,780,000)				(26,452,000)				(3,142,000)		(4,369,000)			(8,109,000)		(10,832,000)		(124,563,000)		(108,701,000)		(12,248,000)			(3,614,000)		(75,528,000)											(2,098,000)			(9,208,000)			(2,928,000)		(6,280,000)
Non-current liabilities												(44,007,000)				(7,257,000)				(130,000)		(2,779,000)			(4,348,000)				(6,041,000)		(5,926,000)		(115,000)																(235,000)			(5,253,000)					(5,253,000)
Fair value of noncontrolling interest												(24,244,000)
Fair value of contingent consideration																													(10,348,000)				(3,414,000)			(6,934,000)		(20,000,000)
Deferred tax liabilities																																																				(5,620,000)			(910,000)		(4,710,000)
Consideration paid												123,596,000				66,586,000				6,246,000		19,332,000			23,186,000		17,822,000		80,050,000		60,000,000		17,850,000			2,200,000		90,000,000			271,890,000	8,280,000,000							39,654,000			51,913,000			8,428,000		43,485,000
Remaining percentage of voting interests acquired (as a percent)														25.10%
Ownership interest immediately prior to acquisition (as a percent)								0.25
Ownership interest after acquisition (as a percent)								40.00%						100.00%																										70.97%																								100.00%
Effective direct and indirect ownership interests (as a percent)							96.04%	50.95%
Additional stake in TS-Retail as a result of acquisition of Sistema Telecom (as a percent)							45.00%
Minimum amortization period (in years)																		8																																			9
Maximum amortization period (in years)																		12																																			17
Amortization period (in months)																																																																				6
Amortization period (in years)																																																																	5	3
Contingent consideration																															25,000,000		5,000,000			8,800,000		20,000,000
Time period for contingent consideration payment, low end of range (in months)																															12
Time period for contingent consideration payment, high end of range (in months)																															18
Time period for contingent consideration payment (in months)																																	12			12
Difference between the fair value of contingent consideration and the actual amount paid charged to other operating expenses																												41,800,000
Consideration paid per global depository receipt ("GDR")																																													$ 6.21	184.02
Excess of consideration over the carrying value of net assets recorded as a reduction to additional paid-in capital																																												1,080,000,000
Excess of consideration over the carrying value of net assets recorded as a reduction to retained earnings																																												242,700,000
Consideration paid in ordinary MTS OJSC shares (in shares)																																															31,816,462
Value of ordinary MTS OJSC shares based on the MICEX price																																																7,170,000,000
Value of ordinary MTS OJSC shares based on the MICEX price (in RUB per share)																																																225.4
MTS shares outstanding issued (as a percent)																																															1.60%
Number of ordinary shares acquired (in shares)																																								37,614,087							2,462,687
Number of preferred shares acquired (in shares)																																															11,135,428
Number of Comstar-UTS shares received (in shares)	46,232,000
Percentage of Comstar-UTS shares outstanding received (as a percent)	11.06%
Cash consideration paid to Comstar-UTS	8,300,000
Ownership interest after acquisition excluding treasury shares (as a percent)																																								73.33%
Glaxen Corp. ownership stake (as a percent)																																																			25.50%
Pro forma results of operations
Net revenues																11,366,018,000	9,957,352,000
Net operating income																2,748,650,000	2,569,735,000
Net income																1,375,415,000	982,892,000
Earnings per share, basic and diluted																0.72	0.52
Loan receivable from Glaxen at the date of acquisition		12,500,000
Revenue and earnings of the companies acquired from third parties in 2010 since the acquisition date included in the consolidated statement of operations
Net revenues																																																																			43,673,000
Net operating loss																																																																			(2,921,000)
Net loss																																																																			(8,820,000)
Stream-TV cash payment to SMM for the controlling interests in certain regional subsidiaries acquired in 2007																																																												$ 19,100,000